OTHER INVESTMENTS - Narratives (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Marketability unobservable inputs rate	16.50%	16.50%
Minority discounts unobservable input rate	17.00%	17.00%
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of financial assets [line items]
Proportion of ownership interest in associate	11.11%
DRDGOLD [Member]
Disclosure of financial assets [line items]
Proportion of ownership interest in associate	11.30%